Capital Commitments	12 Months Ended
Mar. 31, 2019
Capital Commitments [Abstract]
Capital Commitments
39)	CAPITAL COMMITMENTS

Estimated amount of contracts remaining to be executed on capital account and not provided for (net of advances) aggregate USD 604 as at March 31, 2019 (March 31, 2018: USD 48).